Shareholder's Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Dec. 31, 2025 $ / shares shares	Mar. 06, 2024 CNY (¥) shares	Dec. 15, 2023 shares	Nov. 29, 2023 $ / shares shares	Feb. 02, 2021 CNY (¥) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 12, 2024 shares	Mar. 06, 2024 USD ($) $ / shares	Jul. 31, 2023 CNY (¥) shares	Aug. 23, 2022 shares	May 08, 2021 shares	Feb. 02, 2021 $ / shares shares
Shareholder's Equity [Line Items]
Underwritten public offering shares					20,577
Net proceeds (in Yuan Renminbi) | ¥					¥ 111,559
Other offering expenses (in Yuan Renminbi) | ¥					¥ 18,244
Ordinary shares incentive plan			1,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.024
Additional round-up shares				34,224
Aggregate cash consideration		¥ 1,705							$ 240
Warrants outstanding						10,352,236
New warrants share
Warrants issued						23,663
Exercisable ordinary share price (in Dollars per share) | $ / shares	$ 2,760					$ 2,760
Warrant price per share (in Dollars per share) | $ / shares						2.4
Last sale price (in Dollars per share) | $ / shares						$ 3,960
Warrants purchase price					20,577
Exercisable price (in Dollars per share) | $ / shares				$ 0.024
Warrants shares													740,740
Class of Warrant or Right, Unissued
Warrant [Member]
Shareholder's Equity [Line Items]
Offering price per share (in Dollars per share) | $ / shares													$ 2.4
Exercisable price (in Dollars per share) | $ / shares													$ 972
SAPC [Member]
Shareholder's Equity [Line Items]
Warrants expire term						5 years
Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares												8,334
Ordinary share authorized				12
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.002
Class A Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares										234,121
Ordinary share authorized				20,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.024			$ 0.024		$ 0.024	$ 0.024
Ordinary shares authorized	19,980,000			20,000,000		19,980,000	20,000,000
Ordinary shares authorized													20,577
New warrants share	33,399					33,399
Class of Warrant or Right, Unissued								25,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares											41,667
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.002
Class A Ordinary Shares [Member] | 2020 Share Incentive Plan [Member]
Shareholder's Equity [Line Items]
Ordinary shares incentive plan	2,170,000
Class A Ordinary Shares One [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares										234,121
Accrued interest (in Yuan Renminbi) | ¥										¥ 39
Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary share authorized				5,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.024			$ 0.024		$ 0.024	$ 0.024
Ordinary shares authorized	5,000,000			240,000,000		5,000,000	5,000,000
Ordinary shares authorized				220,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.002
Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Shares issued		80,000
Offering price per share (in Dollars per share) | $ / shares									$ 3
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholder's Equity [Line Items]
Number of Votes				(35)
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholder's Equity [Line Items]
Number of Votes				(55)
Underwritten public offering [Member] | Class A Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.002
Share Capital [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.002
Ordinary shares authorized				5,000,000
Public Offering [Member]
Shareholder's Equity [Line Items]
Warrants issued						5,679,011
Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares authorized				60,000,000
Warrant [Member]
Shareholder's Equity [Line Items]
Purchase shares						9,736
Warrant [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares authorized				55,000,000
Share Consolidation [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.024
Private Warrants [Member]
Shareholder's Equity [Line Items]
Warrants outstanding						4,673,225